Consumer Advances Receivable, net (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Jan. 31, 2012
Consumer Loans Receivable [Abstract]
Net consumer loans transferred to third party lenders in exchange for cash	16,410	24,100
Fair value of transferred advances	14,259	17,600
Allowance for consumer loan losses, charge-offs relating to transferred loans	2,151	6,500
Contractual cash flows of acquired advances	1,715	6,585		319,906
Expected cash flows of acquired advances	1,173	0		51,491
Carrying value of acquired advances	6,248	6,585		50,014
Impairment of acquired advances	1,011	0	0
Accretion and net collections	47,288